Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Feb. 21, 2014	Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	CIT GROUP INC
Entity Central Index Key	0001171825
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		195,397,208
Entity Public Float			$ 9,347,819,855